ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.2%
Biotechnology	4.9%
Corteva Inc.		999,162	$74,467,544
Commercial Services	5.0%
RB Global Inc.		395,469	41,994,853
TransUnion		388,003	34,144,264
			76,139,117
Cosmetics/Personal Care	8.7%
Estée Lauder Cos. Inc. - Class A		543,998	43,955,038
Kenvue Inc.		3,088,792	64,648,417
Unilever PLC		407,372	24,837,755
			133,441,210
Diversified Financials	4.8%
Intercontinental Exchange Inc.		400,366	73,455,150
Entertainment	13.9%
Live Nation Entertainment Inc.(a)		380,301	57,531,935
TKO Group Holdings Inc.		252,322	45,909,988
Warner Bros Discovery Inc.(a)		4,303,799	49,321,536
Warner Music Group Corp. - Class A		2,148,503	58,525,222
			211,288,681
Healthcare Products	3.4%
Solventum Corp.(a)		683,102	51,806,456
Household Products/Wares	1.8%
Reckitt Benckiser Group PLC		400,092	27,212,181
Insurance	3.4%
Aon PLC - Class A		145,939	52,065,198
Internet Software & Services	8.3%
eBay Inc.		712,788	53,074,195
Zillow Group Inc. - Class A(a)		139,809	9,575,518
Zillow Group Inc. - Class C(a)		904,945	63,391,397
			126,041,110
Media	10.4%
Fox Corp. - Class A		1,073,849	60,178,498
Fox Corp. - Class B		332,872	17,186,181
News Corp. - Class A		1,914,812	56,908,213
News Corp. - Class B		700,451	24,032,474
			158,305,366
Pharmaceuticals	12.3%
Bristol Myers Squibb Co.		1,609,262	74,492,738
Johnson & Johnson		395,725	60,446,994
Novartis AG - REG		433,394	52,529,461
			187,469,193

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Software	6.9%
Electronic Arts Inc.		286,124	$45,694,003
Oracle Corp.		273,513	59,798,147
			105,492,150
Textiles, Apparel & Luxury Goods	1.9%
Cie Financiere Richemont S.A. - Class A - REG		151,338	28,505,217
Tobacco	7.0%
British American Tobacco PLC		940,154	44,690,100
Philip Morris International Inc.		340,026	61,928,935
			106,619,035
Toys/Games/Hobbies	2.5%
Nintendo Co. Ltd.		401,270	38,676,626
TOTAL COMMON STOCKS (Cost $977,717,274)			1,450,984,234
TOTAL INVESTMENTS (Cost $977,717,274)	95.2%		1,450,984,234
NET OTHER ASSETS (LIABILITIES)	4.8%		73,086,837
NET ASSETS	100.0%		$1,524,071,071

(a)Non-income producing security.

Abbreviations:
REG – Registered
At June 30, 2025, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	74.8%
United Kingdom	6.4
Switzerland	5.3
Ireland(b)	3.4
Canada(b)	2.8
Japan	2.5
Total	95.2%

(b)RB Global Inc. is incorporated in Canada and Aon PLC is incorporated in Ireland; however, their primary listings are on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners, LLC therefore defines both as United States equities, consistent with the terms set out in the prospectus..